Goodwill and other intangible assets (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010 PBM [Member]		Dec. 31, 2009 PBM [Member]		Dec. 31, 2010 EM [Member]		Dec. 31, 2009 EM [Member]		Dec. 31, 2008 EM [Member]
Summary of change in net carrying value of goodwill by business segment
Beginning Balance	$ 5,497.1		$ 2,859.0		$ 5,416.6		$ 2,778.5		$ 80.5	[1]	$ 80.5	[1]	$ 80.5	[1]
Acquisitions			2,686.7	[2]			2,686.7	[2]
Adjustment to purchase price allocation	(17.8)	[3]			(17.8)	[3]
Foreign currency translation and other	6.9		(48.6)		6.9		(48.6)
Ending Balance	$ 5,486.2		$ 5,497.1		$ 5,405.7		$ 5,416.6		$ 80.5	[1]	$ 80.5	[1]	$ 80.5	[1]

[1]	Excludes discontinued operations of PMG.
[2]	Represents the acquisition of NextRx in December 2009.
[3]	Represents adjustments to purchase price including settlement of working capital adjustment.